Income Taxes (Difference In Income Taxes From Amounts Computed by Applying Federal Statutory Rates Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Income Tax Assets And Liabilities [Line Items]
Benefit for federal income taxes at the statutory rate							$ 67,662	$ 48,019	$ 42,852
Provision for state income taxes, net of federal income tax benefits							(6)	(6)	(6)
Valuation allowance							(66,265)	(47,949)	60,015
Nondeductible items-reorganization costs							(1,379)
Nondeductible items-other							(22)
Other								348	(953)
Provision (benefit) for income taxes	$ (10)	$ 347	$ 65	$ 101,830	$ 56	$ 22	$ (10)	$ 412	$ 101,908